Consolidated Statements of Stockholders' Equity (USD $) In Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2009	$ 256,711	$ 29,669	$ (294,783)	$ 18,185	$ 9,782
Net income (loss)	0	0	35,499	0	35,499
Common stock issued upon exercise of options	2,359	0	0	0	2,359
Reallocation of additional paid-in capital arising from stock-based compensation related to exercise of options	2,484	(2,484)	0	0	0
Stock-based compensation expense recognized	0	3,277	0	0	3,277
Balance at Dec. 31, 2010	261,554	30,462	(259,284)	18,185	50,917
Net income (loss)	0	0	(27,920)	0	(27,920)
Common stock issued upon exercise of options	358	0	0	0	358
Reallocation of additional paid-in capital arising from stock-based compensation related to exercise of options	185	(185)	0	0	0
Stock-based compensation expense recognized	0	1,931	0	0	1,931
Balance at Dec. 31, 2011	262,097	32,208	(287,204)	18,185	25,286
Net income (loss)	0	0	(18,315)	0	(18,315)
Restructuring costs settled by share issuance (note 16)	(342)	0	0	0	342
Stock-based compensation expense recognized	0	546	0	0	546
Balance at Dec. 31, 2012	$ 262,439	$ 32,754	$ (305,519)	$ 18,185	$ 7,859